United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-Q

Quarterly Schedule of Portfolio Holdings of Registered Management Investment Companies

811-1

(Investment Company Act File Number)

Federated Global Allocation Fund

___________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

Peter J. Germain, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 11/30/2018

Date of Reporting Period: Quarter ended 02/28/2018

Item 1.	Schedule of Investments

Federated Global Allocation Fund
Portfolio of Investments
February 28, 2018 (unaudited)
Shares, Contracts or Principal Amount			Value in U.S. Dollars
		COMMON STOCKS—61.3%
		Consumer Discretionary—9.4%
7,085	[1]	AMC Networks, Inc.	$372,458
101		Aaron's, Inc.	4,667
3,927		Adidas AG	873,971
10,000		Aisin Seiki Co.	582,436
2,614	[1]	Amazon.com, Inc.	3,953,544
581	[1]	Asbury Automotive Group, Inc.	38,259
4,700		Asics Corp.	75,231
2,197		Bloomin' Brands, Inc.	50,729
600		Bridgestone Corp.	26,644
349	[1]	Caesars Entertainment Corp.	4,432
1,320		Caleres, Inc.	36,973
4,097		Callaway Golf Co.	63,422
71		Capella Education Co.	5,517
42	[1]	Cavco Industries, Inc.	6,682
1,439	[1]	Charter Communications, Inc.	492,037
49		Children's Place, Inc./The	6,973
2,053		Choice Hotels International, Inc.	162,495
368		Cie Financiere Richemont SA	32,398
40,366		Comcast Corp., Class A	1,461,653
35,851		Compass Group PLC	762,490
118	[1]	Conn's, Inc.	3,859
2,682		Continental Ag	737,852
317		Cooper Tire & Rubber Co.	9,938
485	[1]	CROCs, Inc.	5,936
1,435		Dana, Inc.	38,128
13	[1]	Dave & Buster's Entertainment, Inc.	582
3,792	[1]	Denny's Corp.	57,032
6,569		Dollarama, Inc.	764,557
814		Entravision Communications Corp.	5,250
13,676		Extended Stay America, Inc.	273,930
500		Fast Retailing Co. Ltd.	197,502
1,089		Faurecia	91,556
6,839		Ferrari NV	850,454
30,197	[1]	Fiat Chrysler Automobiles NV	641,132
59,504		Ford Motor Co.	631,337
1,956		General Motors Co.	76,969
21,484		Gentex Corp.	487,902
238	[1]	Grand Canyon Education, Inc.	23,360
629	[1]	Gray Television, Inc.	8,680
31,400		Hakuhodo DY Holdings, Inc.	455,219
118,809		Harvey Norman Holdings Ltd.	367,939
312		Hasbro, Inc.	29,818
21,617	[1]	Hilton Grand Vacations, Inc.	932,990
12,501		Hilton Worldwide Holdings, Inc.	1,009,956

Shares, Contracts or Principal Amount			Value in U.S. Dollars
		COMMON STOCKS—continued
		Consumer Discretionary—continued
10,702		Home Depot, Inc.	$1,950,654
165		Hooker Furniture Corp.	6,163
262,064		ITV PLC	574,293
15,100		Iida Group Holdings Co. Ltd.	284,710
27,528		Industria de Diseno Textil SA	833,074
8,619		InterContinental Hotels Group	557,486
228	[1]	IRobot Corp.	15,493
1,600		Isuzu Motors Ltd.	25,063
601		Jack in the Box, Inc.	54,138
125		Johnson Outdoors, Inc., Class A	7,705
1,577		KB Home	43,762
3,900		Koito Manufacturing Co. Ltd.	269,135
537		LCI Industries	58,694
2,572		LVMH Moet Hennessy Louis Vuitton SE	768,455
3,609	[1]	La Quinta Holdings, Inc.	68,138
1,788		La-Z-Boy, Inc.	54,892
14,017		Lagardere SCA	411,950
650,000		Li & Fung Ltd.	326,866
2,382	[1]	Liberty TripAdvisor Holdings, Inc.	24,773
10,202		Linamar Corp.	558,598
564		Lions Gate Entertainment Corp.	15,138
9,154		Lowe's Cos., Inc.	820,107
571	[1]	MSG Networks, Inc.	13,932
12,142		Magna International, Inc.	668,037
744		Marine Products Corp.	10,624
821		Marriott International, Inc., Class A Shares	115,933
521		Marriott Vacations Worldwide Corp.	73,200
21,100		Mazda Motor Corp.	294,327
2,345		Michelin, Class B	360,570
35,200		Mitsubishi Motors Corp.	278,232
2,787	[1]	Mohawk Industries, Inc.	668,546
140	[1]	NVR, Inc.	398,044
6,100		Namco Bandai Holdings, Inc.	196,829
3,898	[1]	NetFlix, Inc.	1,135,799
2,871		New York Times Co., Class A	69,191
49,874		News Corp.	817,934
616		Nexstar Media Group, Inc.	44,013
6,366		Next PLC	424,481
959		Nutri/System, Inc.	29,489
1,263	[1]	Ollie's Bargain Outlet Holdings, Inc.	74,959
8,246		PSA Peugeot Citroen	185,607
55,700		Panasonic Corp.	867,367
2,463	[1]	Party City Holdco, Inc.	35,590
11,018		Penske Automotive Group, Inc.	504,624
4,189		Persimmon PLC	149,194
101		PetMed Express, Inc.	4,564
1,035	[1]	Pinnacle Entertainment, Inc.	31,226
142	[1]	RH	12,053
2,499		Restaurant Brands International, Inc.	146,470

Shares, Contracts or Principal Amount			Value in U.S. Dollars
		COMMON STOCKS—continued
		Consumer Discretionary—continued
900		Ryohin Keikaku Co. Ltd.	$307,231
32,800		Sands China Ltd.	183,065
9,600		Sankyo Co. Ltd.	344,823
24	[1]	Scientific Games Corp.	1,067
7,100		Sega Sammy Holdings, Inc.	102,645
8,100		Sekisui Chemical Co. Ltd.	152,590
5,300		Sekisui House Ltd.	92,461
126,000		Shangri-La Asia Ltd.	281,551
3,600		Shimamura Co. Ltd.	428,143
80	[1]	Shutterfly, Inc.	6,138
43		Sinclair Broadcast Group, Inc.	1,453
7,492		Sodexo SA	919,909
1,297		Sonic Corp.	32,581
7,100		Start Today Co. Ltd.	182,940
270		Sturm Ruger & Co., Inc.	11,623
8,200		Subaru Corp.	289,076
233		Tailored Brands, Inc.	5,455
44,989		Taylor Woodrow PLC	114,503
11,000		Toho Co. Ltd.	355,006
150	[1]	TopBuild Corp. - W/I	10,446
18,300		Toyoda Gosei Co. Ltd.	441,754
10,300		Toyota Motor Corp.	693,853
188	[1]	Ulta Beauty, Inc.	38,230
4,396		Valeo SA	284,448
30,683		Vivendi SA	792,015
374		Volkswagen AG	74,999
3,989		Walt Disney Co.	411,505
3,120		Whirlpool Corp.	506,782
3,314		Wynn Resorts Ltd.	555,095
36,900		Yamada Denki Co. Ltd.	232,907
600		Yamaha Motor Co	18,986
30,500		Yue Yuen Industrial Holdings Ltd.	129,882
778	[1]	Zagg, Inc.	11,709
		TOTAL	40,069,882
		Consumer Staples—4.0%
2,599		Alimentation Couche-Tard, Inc., Class B	126,365
1,971		Altria Group, Inc.	124,074
134		Anderson's, Inc.	4,697
26		Anheuser-Busch InBev SA/NV	2,761
3,244		CVS Health Corp.	219,716
690	[1]	Cal-Maine Foods, Inc.	29,394
671		Calavo Growers, Inc.	57,270
2,500		Calbee, Inc.	83,318
4,791		Church and Dwight, Inc.	235,669
14,924	[1]	Coca-Cola HBC AG	488,327
116		Colgate-Palmolive Co.	8,001
1,854		Constellation Brands, Inc., Class A	399,500
3,976		Dean Foods Co.	34,472
33,479		Diageo PLC	1,134,674

Shares, Contracts or Principal Amount			Value in U.S. Dollars
		COMMON STOCKS—continued
		Consumer Staples—continued
2,399	[1]	Edgewell Personal Care Co.	$120,310
6,582		Energizer Holdings, Inc.	358,587
174		Estee Lauder Cos., Inc., Class A	24,089
605		George Weston Ltd.	49,463
487	[1]	HRG Group, Inc.	7,690
5,286	[1]	Hain Celestial Group, Inc.	183,847
1,492	[1]	Herbalife Ltd.	137,413
111		Ingredion, Inc.	14,501
51		J & J Snack Foods Corp.	6,851
6,400		Kikkoman Corp.	253,736
23,103		Koninklijke Ahold Delhaize NV	519,634
1,364		Kraft Heinz Co. (The)	91,456
3,105		L'Oreal SA	669,208
15,964		Lamb Weston Holdings, Inc.	863,493
16,000		Lion Corp	299,610
6,085		Marine Harvest ASA	117,998
3,800		Meiji Holdings Co. Ltd.	277,726
9,656		Metro, Inc.	304,609
3,357	[1]	Monster Beverage Corp.	212,733
8,000		NH Foods Ltd.	179,591
10,528		Nestle SA	838,030
5,238		Nu Skin Enterprises, Inc.	368,755
13,251		ORKLA ASA	144,963
1,408		PepsiCo, Inc.	154,500
1,420	[1]	Performance Food Group Co.	43,523
14,117		Pinnacle Foods, Inc.	761,753
4,131	[1]	Post Holdings, Inc.	313,047
10,517		Procter & Gamble Co.	825,795
15		Sanfilippo (John B. & Sons), Inc.	866
14,272		Saputo, Inc.	456,121
4,900		Sundrug Co., Ltd.	225,502
10,520		Sysco Corp.	627,518
50	[1]	The Boston Beer Co., Inc., Class A	8,152
35,083		The Coca-Cola Co.	1,516,287
1,200		Tsuruha Holdings, Inc.	173,202
12,547		Tyson Foods, Inc., Class A	933,246
232	[1]	USANA Health Sciences, Inc.	17,725
165		Universal Corp.	8,110
167		WD 40 Co.	20,825
1,100		Walgreens Boots Alliance, Inc.	75,779
14,794		Walmart, Inc.	1,331,608
102		Weis Markets, Inc.	3,802
23,900		Yamazaki Baking Co. Ltd.	466,576
		TOTAL	16,956,468
		Energy—2.7%
1,323		Andeavor	118,567
795	[1]	C&J Energy Services, Inc.	19,080
1,869		CVR Energy, Inc.	55,360
8,302		Chevron Corp.	929,160

Shares, Contracts or Principal Amount			Value in U.S. Dollars
		COMMON STOCKS—continued
		Energy—continued
2,105		Delek US Holdings, Inc.	$71,823
366	[1]	Exterran Corp.	9,468
14,384		Exxon Mobil Corp.	1,089,444
16,536		Halliburton Co.	767,601
109,550		JXTG Holdings, Inc.	665,083
1,360	[1]	Keane Group, Inc.	21,148
652	[1]	Mammoth Energy Services, Inc.	17,069
14,897		Marathon Petroleum Corp.	954,302
572	[1]	Matrix Services Co.	8,180
6,638	[1]	McDermott International, Inc.	48,457
7,196		Neste Oyj	525,639
420		OMV AG	23,949
16,980		PBF Energy, Inc.	497,684
145	[1]	Par Petroleum Corp.	2,468
16,173		Patterson-UTI Energy, Inc.	292,246
630		Peabody Energy Corp.	25,647
9,860		Phillips 66	891,048
1,737	[1]	Propetro Holding Corp.	28,018
32,447		RPC, Inc.	637,259
1,589	[1]	Sandridge Energy, Inc.	22,341
36,300		Showa Shell Sekiyu KK	470,598
24,300		Tenaris SA	419,636
2,731	[1]	Tetra Technologies, Inc.	9,914
21,673		Total SA	1,237,376
202		US Silica Holdings, Inc.	5,230
12,035		Valero Energy Corp.	1,088,205
16,558		World Fuel Services Corp.	378,350
		TOTAL	11,330,350
		Financials—11.9%
21,082		ABN AMRO Group NV- GDR	656,909
11,616		AGEAS	608,191
26,524		AGNC Investment Corp.	475,841
9,400		AIA Group Ltd.	78,052
96,826		AMP Ltd.	395,077
5,742		Admiral Group PLC	145,389
10,093		Aflac, Inc.	897,066
5,756		Allianz SE	1,343,190
995		American Equity Investment Life Holding Co.	30,457
24,684		American International Group, Inc.	1,415,381
1,249		Ameriprise Financial, Inc.	195,394
6,732		Assurant, Inc.	575,384
4,244		Assured Guaranty Ltd.	146,757
31,052		Australia & New Zealand Banking Group, Melbourne	696,027
129,500		BOC Hong Kong (Holdings) Ltd.	650,271
1,827		BancorpSouth Bank	57,550
3,740		Bank Hapoalim Ltd.	26,630
63,632		Bank Leumi Le-Israel	383,151
79,758		Bank of America Corp.	2,560,232
5,999		Bank of Montreal	455,535

Shares, Contracts or Principal Amount			Value in U.S. Dollars
		COMMON STOCKS—continued
		Financials—continued
9,484		Bank of Nova Scotia	$587,576
34,294		Bank of Queensland	334,113
8,919		Bankinter S.A.	98,103
38,523		Bendigo Bank	336,936
3,673	[1]	Berkshire Hathaway, Inc., Class B	761,046
3,049		CNO Financial Group, Inc.	68,724
23,350		CNP Assurances	567,575
5,307		CYS Investments, Inc.	33,540
6,467		Canadian Imperial Bank of Commerce	590,658
956	[1]	Cannae Holdings, Inc.	17,571
1,502		Cathay Bancorp, Inc.	61,672
923		CenterState Bank Corp.	25,142
810		Chemical Financial Corp.	44,704
24,083		Citigroup, Inc.	1,818,026
56,723	[1]	Commerzbank AG	878,361
327		Commonwealth Bank of Australia, Sydney	19,317
5,100		Concordia Financial Group Ltd.	29,558
122,611		Corp Mapfre SA	411,681
39,588		Credit Agricole SA	676,875
132	[1]	Customers Bancorp, Inc.	3,873
10,635		Danske Bank	426,341
1,317		Deutsche Boerse AG	175,351
7,799		DnB ASA	153,095
18,620	[1]	E*Trade Financial Corp.	972,523
147	[1]	Eagle Bancorp, Inc.	8,974
11,932		East West Bancorp, Inc.	782,143
987	[1]	Enova International, Inc.	21,714
472		Enterprise Financial Services Corp.	22,113
2,190		Erste Group Bank AG	111,227
1,158	[1]	Essent Group Ltd.	52,214
196		Evercore, Inc.	18,238
3,162		Exor NV	229,156
838	[1]	FCB Financial Holdings, Inc.	44,959
137		Federal Agricultural Mortgage Association, Class C	10,420
4,469	[1]	First BanCorp	26,948
15		First Citizens Bancshares, Inc., Class A	6,106
145		First Commmonwealth Financial Corp.	2,026
670		First Interstate BancSystem, Inc., Class A	26,465
5,975	[1]	Genworth Financial, Inc., Class A	16,252
12,923		Gjensidige Forsikring ASA	236,067
1,165		Great Western Bancorp, Inc.	47,637
1,321		Great-West Lifeco, Inc.	34,857
1,547	[1]	Green Bancorp, Inc.	33,725
263	[1]	Green Dot Corp.	17,129
62,466		HSBC Holdings PLC	614,943
288		Hamilton Lane, Inc.	10,063
439		Hancock Holding Co.	22,696
1,200		Hang Seng Bank Ltd.	29,640
4,255		Hannover Rueck SE	580,363

Shares, Contracts or Principal Amount			Value in U.S. Dollars
		COMMON STOCKS—continued
		Financials—continued
16,405		Hargreaves Lansdown PLC	$387,147
384		Heartland Financial USA, Inc.	20,486
880		Hope Bancorp, Inc.	15,893
480		Houlihan Lokey, Inc.	22,282
57,753		ING Groep N.V.	1,012,492
209	[1]	INTL FCStone, Inc.	8,287
432		Iberiabank Corp.	34,906
173		Independent Bank Corp.- Michigan	3,953
6,241		Industrial Alliance Insurance & Financial Services, Inc.	264,532
4,034		Industrivarden AB	96,325
5		International Bancshares Corp.	193
3,434		Invesco Mortgage Capital, Inc.	52,781
4,634		Investors Bancorp, Inc., New	62,559
29,844		JPMorgan Chase & Co.	3,446,982
416		James River Group Holdings Ltd.	13,607
2,218		KBC Groupe	208,601
9,401		L E Lundbergforetagen AB	700,891
672		LegacyTexas Financial Group, Inc.	28,150
99,783		Legal & General Group PLC	358,631
778		Live Oak Bancshares, Inc.	20,306
809,959		Lloyds Banking Group PLC	765,200
5,025		London Stock Exchange Group PLC	278,060
314		MB Financial, Inc.	12,877
11,842		MFA Financial, Inc.	84,315
5,430	[1]	MGIC Investment Corp.	74,880
6,103		MSCI Inc., Class A	863,697
2,174		MTGE Investment Corp.	36,958
69,211		Medibank Private Ltd.	169,567
21,683		Morgan Stanley	1,214,682
1,338	[1]	NMI Holdings, Inc., Class A	26,559
14,894		NN Group NV	664,092
18,794		National Australia Bank Ltd., Melbourne	437,853
7,267		National Bank of Canada, Montreal	352,590
40,945		Navient Corp.	530,647
1,350		Nordea Bank AB	15,327
2,944		Northwest Bancshares, Inc.	48,311
717		OM Asset Management PLC	10,992
2,693		Oritani Financial Corp.	42,011
800		Oversea-Chinese Banking Corp. Ltd.	7,813
75		PJT Partners, Inc.	3,586
348		PNC Financial Services Group	54,866
12,944		Pargesa Holding Porteur	1,146,649
1,627		Partners Group Holding AG	1,173,967
1,636		Pennymac Mortgage Investment Trust	27,272
419		Popular, Inc.	17,602
255		Preferred Bank Los Angeles, CA	15,894
727		Primerica, Inc.	70,882
43,712		RSA Insurance Group PLC	379,188
2,741		Radian Group, Inc.	56,245

Shares, Contracts or Principal Amount			Value in U.S. Dollars
		COMMON STOCKS—continued
		Financials—continued
300	[1]	Raiffeisen Bank International AG	$11,617
34,900		Resona Holdings, Inc.	198,421
16,950		Royal Bank of Canada, Montreal	1,335,314
2,265		Santander Consumer USA Holdings, Inc.	37,033
4,932		Schroders PLC	232,818
21,281		Schwab (Charles) Corp.	1,128,319
13,848		Scor Regroupe	590,670
524	[1]	Seacoast Banking Corp. of Florida	13,739
9,000		Shizuoka Bank Ltd./The	90,602
48,551		Skand Enskilda BKN, Class A	570,643
9,303		State Street Corp.	987,513
1,785		Swiss Re AG	182,231
4,450		T. Rowe Price Group, Inc.	497,955
10,491		TRYG A/S	248,762
1,659		The Bank of New York Mellon Corp.	94,613
300		The Bank of NT Butterfield & Son Ltd.	13,683
5,961		The Travelers Cos, Inc.	828,579
55,510		Three I Group	715,020
17,541		Toronto-Dominion Bank	1,011,560
1,049	[1]	Triumph Bancorp, Inc.	42,957
844		Trustmark Corp.	26,367
407	[1]	Turpanion, Inc.	12,059
1,674		U.S. Bancorp	90,999
2,503		Umpqua Holdings Corp.	53,339
249		Union Bankshares Corp.	9,308
470		United Financial Bancorp, Inc.	7,332
6,981		United Mizrahi Bank Ltd.	128,839
39,200		United Overseas Bank Ltd.	820,330
1,081		Washington Federal, Inc.	37,511
12,381		Wells Fargo & Co.	723,174
37,165		Westpac Banking Corp. Ltd.	882,212
242		Wintrust Financial Corp.	20,451
		TOTAL	50,876,476
		Health Care—6.6%
9,500		Abbott Laboratories	573,135
2,431	[1]	Aduro Biotech, Inc.	15,194
4,764		Aetna, Inc.	843,514
9,573	[1]	Agios Pharmaceuticals, Inc.	769,573
281	[1]	Akebia Therapeutics, Inc.	4,018
21,400		Alfresa Holdings Corp.	480,806
808	[1]	Amedisys, Inc.	47,842
6,011		Amgen, Inc.	1,104,641
279	[1]	Amphastar Pharmaceuticals, Inc.	5,122
2,808		Anthem, Inc.	660,947
3,044	[1]	Apellis Pharmaceuticals, Inc.	55,797
1,165	[1]	Array BioPharma, Inc.	20,178
4,124	[1]	Athenex, Inc.	65,324
185		Baxter International, Inc.	12,541
458	[1]	BioTelemetry, Inc.	14,793

Shares, Contracts or Principal Amount			Value in U.S. Dollars
		COMMON STOCKS—continued
		Health Care—continued
18,912		Bristol-Myers Squibb Co.	$1,251,974
19,235		Bruker Corp.	589,553
1,498		Cigna Corp.	293,443
714	[1]	Calyxt, Inc.	13,116
5,685		Cardinal Health, Inc.	393,459
376	[1]	Cardiovascular Systems, Inc.	8,941
2,016	[1]	Catalent, Inc.	84,168
5,800		Chugai Pharmaceutical Co., Ltd.	299,540
1,511	[1]	Coherus Biosciences, Inc.	14,959
304		Coloplast, Class B	25,661
507	[1]	Corcept Therapeutics, Inc.	7,701
1,101	[1]	Corvel Corp.	53,894
158	[1]	Cotiviti Holdings, Inc.	5,295
274	[1]	Cutera, Inc.	12,344
2,100		Daiichi Sankyo Co. Ltd.	74,574
1,662	[1]	Diplomat Pharmacy, Inc.	34,636
1,200	[1,2]	Dyax Corp., CVR	2,892
1,109	[1]	Emergent Biosolutions, Inc.	55,117
11,939	[1]	Express Scripts Holding Co.	900,798
780	[1]	FibroGen, Inc.	42,978
9,053		Fresenius SE & Co. KGaA	740,174
1,388	[1]	Genomic Health, Inc.	44,416
57	[1]	Glaukos Corp.	1,784
96,769		GlaxoSmithKline PLC	1,737,256
5,799		HCA Healthcare, Inc.	575,551
478	[1]	HMS Holdings Corp.	7,667
1,231	[1]	Haemonetics Corp.	87,278
2,057	[1]	Halozyme Therapeutics, Inc.	40,441
1,122	[1]	Halyard Health, Inc.	55,404
3,425		Humana, Inc.	930,984
35	[1]	ICU Medical, Inc.	8,094
1,344	[1]	Illumina, Inc.	306,459
1,562	[1]	Immunogen, Inc.	17,354
1,066	[1]	Impax Laboratories, Inc.	21,746
5,093	[1]	Incyte Genomics, Inc.	433,720
122	[1]	Inogen, Inc.	14,740
1,228	[1]	Insmed, Inc.	29,730
1,558	[1]	Intercept Pharmaceuticals, Inc.	93,059
21,600	[1]	Intrexon Corp.	281,232
10,593		Johnson & Johnson	1,375,819
17,479	[1]	Juno Therapeutics, Inc.	1,516,653
663	[1]	LHC Group, Inc.	42,684
11,170		Lilly (Eli) & Co.	860,313
3,539		Luminex Corp.	69,400
593	[1]	MacroGenics, Inc.	14,878
731	[1]	Magellan Health, Inc.	73,758
118	[1]	Masimo Corp.	10,329
30,400		Medipal Holdings Corp.	620,617
1,992	[1]	Medpace Holdings, Inc.	63,844

Shares, Contracts or Principal Amount			Value in U.S. Dollars
		COMMON STOCKS—continued
		Health Care—continued
6,032		Merck & Co., Inc.	$327,055
1,549	[1]	Merit Medical Systems, Inc.	70,480
858	[1]	Natus Medical, Inc.	26,727
2,642		Novartis AG	221,049
13,211		Novo Nordisk A/S	681,071
900	[1]	Nxstage Medical, Inc.	20,952
129	[1]	OraSure Technologies, Inc.	2,227
1,169		Orion Oyj	38,059
35	[1]	Orthofix International NV	1,960
779	[1]	PRA Health Sciences, Inc.	65,436
14,075		Pfizer, Inc.	511,063
14,906	[1]	Premier, Inc.	494,134
196	[1]	Providence Service Corp.	12,458
2,034	[1]	Regeneron Pharmaceuticals, Inc.	651,775
1,436	[1]	Repligen Corp.	49,240
2,273		Roche Holding AG	527,037
4,308		Sanofi	339,815
1,105		Straumann Holding AG	741,747
1,612	[1]	Supernus Pharmaceuticals, Inc.	62,707
10,300		Suzuken Co. Ltd.	418,485
3,862	[1]	Tesaro, Inc.	213,298
712	[1]	Tivity Health, Inc.	27,448
4,822		UCB SA	397,838
8,545		UnitedHealth Group, Inc.	1,932,537
4,535	[1]	Vertex Pharmaceuticals, Inc.	752,946
2,318		Vifor Pharma AG	326,234
2,004	[1]	Voyager Therapeutics, Inc.	57,575
541	[1]	Wellcare Health Plans, Inc.	104,905
		TOTAL	27,990,110
		Industrials—8.5%
219		3M Co.	51,577
1,361		AAR Corp.	57,951
13,576		ABB Ltd.	328,770
9,505		Adecco Group AG	766,105
1,651		Airbus Group SE	196,681
16,031		Alfa Laval	385,430
16,285		Allison Transmission Holdings, Inc.	645,375
127	[1]	American Woodmark Corp.	16,307
843		Andritz AG	48,680
412		Applied Industrial Technologies, Inc.	29,005
318		Argan, Inc.	12,704
17,510		Ashtead Group PLC	504,885
890	[1]	Atkore International Group, Inc.	19,349
44,242		BAE Systems PLC	350,459
4,010		BWX Technologies, Inc.	252,470
3,039		Boeing Co.	1,100,756
13,392		Bouygues SA	676,795
855		Brady (W.H.) Co.	31,977
311		Brinks Co. (The)	22,858

Shares, Contracts or Principal Amount			Value in U.S. Dollars
		COMMON STOCKS—continued
		Industrials—continued
311	[1]	Builders Firstsource, Inc.	$5,965
8,829		Bunzl PLC	237,129
397	[1]	CBIZ, Inc.	7,166
4,922		Canadian National Railway, Co.	380,811
2,211		Caterpillar, Inc.	341,887
56		Comfort Systems USA, Inc.	2,299
1,860	[1]	Continental Building Products, Inc.	50,592
276	[1]	Covenant Transport, Inc., Class A	7,126
11,235		Crane Co.	1,037,103
739		Cummins, Inc.	124,278
4,165		DSV, De Sammensluttede Vognmad AS	326,457
21,400		Dai Nippon Printing Co. Ltd.	446,431
3,650		Delta Air Lines, Inc.	196,735
13,361		Deutsche Lufthansa AG	449,231
21,247		Deutsche Post AG	974,813
20		EnerSys, Inc.	1,394
583		EnPro Industries, Inc.	42,244
103	[1]	FTI Consulting, Inc.	4,912
521		Federal Signal Corp.	11,144
4,409		FedEx Corp.	1,086,422
6,441		Ferguson PLC	453,577
5,540		Fraport AG	566,483
33,000		Fuji Electric Co.	249,939
69	[1]	GMS, Inc.	2,136
4,772		G4S PLC	17,125
874		Global Brass & Copper Holdings, Inc.	24,734
1,973		Graco, Inc.	87,503
542	[1]	Harsco Corp.	10,975
1,089		Hawaiian Holdings, Inc.	39,204
15,232		Heico Corp., Class A	1,104,320
1,504		Hillenbrand, Inc.	66,026
28,900		Hino Motors Ltd.	379,601
6,608		Hochtief AG	1,112,236
600		Hoshizaki Electric Co. Ltd.	54,011
1,115,500		Hutchison Port Holdings TR-U	405,594
129		Hyster-Yale Materials Handling, Inc.	9,183
47		ICF International, Inc.	2,679
3,355	[1]	IHS Markit Ltd.	157,853
36,231		IMI PLC	607,900
6,034		Illinois Tool Works, Inc.	974,129
10,755		Ingersoll-Rand PLC	955,044
1,236		Insperity, Inc.	80,711
1,918		Interface, Inc.	46,416
33,365		International Consolidated Airlines Group SA	280,848
13,057		Intertek Group PLC	881,156
2,600		Ishikawajima-Harima Heavy Industries Co. Ltd.	88,518
17,400		JGC Corp.	398,170
16,000		JTEKT Corp.	246,907
3,500		Japan Airport Terminal Co. Ltd.	131,476

Shares, Contracts or Principal Amount			Value in U.S. Dollars
		COMMON STOCKS—continued
		Industrials—continued
615		KBR, Inc.	$9,311
7,000		Kajima Corp.	66,548
799		Kimball International, Inc., Class B	13,128
923		Korn/Ferry International	38,683
492		Kuehne + Nagel International AG	80,113
3,588		L3 Technologies, Inc.	744,689
2,485	[1]	MRC Global, Inc.	41,077
262		MSA Safety, Inc.	21,125
351		MTU Aero Engines GmbH	58,730
359	[1]	MYR Group, Inc.	11,614
6,243		Manpower Group, Inc.	739,546
111,700		Marubeni Corp.	851,083
196	[1]	Masonite International Corp.	11,966
1,328	[1]	Mastec, Inc.	67,662
438		McGrath Rentcorp.	22,172
2,984	[1]	Meritor, Inc.	73,108
10,200		Misumi Corp.	292,505
18,900		Mitsubishi Electric Corp.	318,442
6,900		Mitsubishi Heavy Industries Ltd.	281,308
14,200		Mitsui & Co. Ltd.	257,657
199	[1]	MOOG, Inc., Class A	16,682
1,378		Mueller Industries, Inc.	36,503
4,016		Mueller Water Products, Inc.	44,176
56,000		NWS Holdings Ltd.	105,197
3,100		Nippon Express Co. Ltd.	207,844
6,055		Norfolk Southern Corp.	842,129
190	[1]	On Assignment, Inc.	14,571
2,231		Owens Corning, Inc.	181,380
3,935		Parker-Hannifin Corp.	702,279
146	[1]	Patrick Industries, Inc.	8,972
7,300		Persol Holdings Co. Ltd.	186,365
658		Primoris Services Corp.	16,384
8,949		Prysmian S.p.A	281,714
1,411		RPX Corporation	14,152
9,138		Randstad Holdings N.V.	653,437
56,345		Relx PLC	1,157,563
19,330		Rexel SA	340,739
2,249	[1]	Rexnord Corp.	65,176
5,315		Rockwell Automation, Inc.	960,952
93	[1]	Rush enterprises, Inc. Class A	3,953
5,148		SNC-Lavalin Group, Inc.	223,339
683	[1]	SPX Corp.	21,330
382	[1]	Saia, Inc.	27,752
33,096		Sandvik AB	613,138
454		Scorpio Bulkers, Inc.	3,518
14,400		Shimizu Corp.	133,558
1,471		SkyWest, Inc.	80,611
11,455		Smiths Group PLC	251,097
14,093		Southwest Airlines Co.	815,139

Shares, Contracts or Principal Amount			Value in U.S. Dollars
		COMMON STOCKS—continued
		Industrials—continued
1,072		Spartan Motors, Inc.	$15,812
197	[1]	Standard Plus Corp.	7,092
4,174		Stanley Black & Decker, Inc.	664,459
85,796		Sydney Airport	436,202
1,154	[1]	TPI Composites, Inc.	22,872
1,400		Taisei Corp.	70,978
619	[1]	Titan Machinery, Inc.	12,343
13,161		Toro Co.	836,645
41,000	[1]	Toshiba Corp.	121,079
13,300		Toyota Tsusho Corp.	493,378
123	[1]	Trex Co., Inc.	12,718
2,049	[1]	TriMas Corp.	53,069
148	[1]	TrueBlue, Inc.	4,026
735		Union Pacific Corp.	95,734
50		Universal Forest Products, Inc.	1,647
168		VSE Corp.	8,148
325	[1]	Veritiv Corp.	7,881
6,799		Volvo AB	128,010
16,100		Yamato Holdings Co. Ltd.	401,349
		TOTAL	36,070,286
		Information Technology—9.8%
376		AVX Corp.	6,505
9,521		Accenture PLC	1,532,976
2,307	[1]	Adobe Systems, Inc.	482,463
818	[1]	Advanced Energy Industries, Inc.	54,250
88	[1]	Alarm.com Holdings, Inc.	3,180
885	[1]	Alphabet, Inc., Class A Shares	976,969
2,923	[1]	Alphabet, Inc., Class C Shares	3,229,126
3,800		Alps Electric Co.	104,784
11,857		Amadeus IT Group SA	870,242
4,000	[1]	Amkor Technology, Inc.	40,200
91	[1]	AppFolio, Inc. - A	3,649
23,582		Apple, Inc.	4,200,426
4,290		Applied Materials, Inc.	247,061
188	[1]	Applied Optoelectronics, Inc.	5,251
469	[1]	Aspen Technology, Inc.	36,244
77,956		Auto Trader Group PLC	390,782
321	[1]	Autodesk, Inc.	37,708
8,614		Automatic Data Processing, Inc.	993,366
595		Avnet, Inc.	25,407
1,679	[1]	Benchmark Electronics, Inc.	50,370
169		Blackbaud, Inc.	17,326
249	[1]	Blackline, Inc.	10,956
363	[1]	Blucora, Inc.	8,458
586	[1]	Bottomline Technologies, Inc.	22,256
828		Brooks Automation, Inc.	22,116
21,900		Brother Industries Ltd.	543,717
19,054		CA, Inc.	668,795
4,575		CDW Corp.	333,655

Shares, Contracts or Principal Amount			Value in U.S. Dollars
		COMMON STOCKS—continued
		Information Technology—continued
202	[1]	Ciena Corp.	$4,680
188		CSG Systems International, Inc.	8,776
282	[1]	Cimpress NV	45,895
260	[1]	Cirrus Logic, Inc.	11,521
45,727		Cisco Systems, Inc.	2,047,655
491	[1]	Cloudera, Inc.	9,354
1,790		Cognizant Technology Solutions Corp.	146,816
300	[1]	Commvault Systems, Inc.	15,615
215		Constellation Software, Inc.	139,165
354	[1]	Control4 Corp.	8,510
681		Convergys Corp.	15,806
1,154	[1]	Cornerstone OnDemand, Inc.	47,314
642	[1]	Coupa Software, Inc.	28,633
10,266	[1]	Dell Technologies, Inc.	762,661
94	[1]	Diodes, Inc.	2,829
238	[1]	EPAM Systems, Inc.	26,923
112		Ebix, Inc.	9,402
135	[1]	Electronics for Imaging, Inc.	3,698
3,779	[1]	Endurance International Group Holdings, Inc.	27,587
514		Entegris, Inc.	17,065
65	[1]	Envestnet, Inc.	3,582
463	[1]	ePlus, Inc.	35,443
797	[1]	Etsy, Inc.	20,172
2,656		Evertec, Inc.	43,027
146	[1]	Fabrinet	4,402
6,686	[1]	Facebook, Inc.	1,192,248
1,817	[1]	Finisar Corp.	32,706
749	[1]	Forescout Technologies, Inc.	22,305
24,000		Fujitsu Ltd.	143,681
3,200		Hitachi High-Technologies Corp.	156,348
92,000		Hitachi Ltd.	697,922
297	[1]	HubSpot, Inc.	32,982
647	[1]	Ichor Holdings Ltd.	16,718
808	[1]	Insight Enterprises, Inc.	28,223
12,651		Intel Corp.	623,568
669		InterDigital, Inc.	48,034
7,957		Intuit, Inc.	1,327,705
119	[1]	Itron, Inc.	8,330
1,256	[1]	Kemet Corp.	22,583
902	[1]	Kimball Electronics, Inc.	15,650
4,530		Lam Research Corp.	869,126
132	[1]	Lumentum Holdings, Inc.	8,052
81		MKS Instruments, Inc.	9,019
9,932		Mastercard, Inc. Class A	1,745,648
116		Maximus, Inc.	7,770
542		Methode Electronics, Inc., Class A	21,382
1,296	[1]	Micron Technology, Inc.	63,258
56,347		Microsoft Corp.	5,283,658
271	[1]	MindBody, Inc.	9,661

Shares, Contracts or Principal Amount			Value in U.S. Dollars
		COMMON STOCKS—continued
		Information Technology—continued
1,314		Monotype Imaging Holdings, Inc.	$31,667
13,043	[1]	NCR Corp.	430,419
1,006		NIC, Inc.	13,581
7,375		Nvidia Corp.	1,784,750
2,483	[1]	NXP Semiconductors NV	309,531
627	[1]	Netgear, Inc.	34,955
471	[1]	Oclaro, Inc.	3,377
6,200		Omron Corp.	364,584
2,651		Oracle Corp.	134,326
2,900		Otsuka Corp.	268,044
402	[1]	Paycom Software, Inc.	39,766
4,140	[1]	PayPal Holdings, Inc.	328,757
233	[1]	Perficient, Inc.	4,537
407		Plantronics, Inc.	21,994
1,483		Progress Software Corp.	69,508
219	[1]	Proofpoint, Inc.	23,470
503		Qad, Inc.	22,635
137	[1]	Qualys, Inc.	10,145
313	[1]	RealPage, Inc.	16,354
387	[1]	RingCentral, Inc.	24,246
378	[1]	SMART Global Holdings, Inc.	13,124
35,328		STMicroelectronics N.V.	807,566
147	[1]	Sanmina Corp.	4,050
603	[1]	ScanSource, Inc.	19,748
372		Science Applications International Corp.	26,929
1,746	[1]	Semtech Corp.	58,753
1,700		Shimadzu Corp.	43,334
6,526		Skyworks Solutions, Inc.	712,965
36	[1]	Stamps.com, Inc.	6,878
482	[1]	Sykes Enterprises, Inc.	14,007
88		Synnex Corp.	10,881
9,095	[1]	Synopsys, Inc.	770,074
2,963	[1]	Syntel, Inc.	79,557
433		Systemax, Inc.	12,371
180		TTEC Holdings, Inc.	6,417
917	[1]	Take-Two Interactive Software, Inc.	102,585
2,311		Teradyne, Inc.	104,919
10,287		Texas Instruments, Inc.	1,114,596
2,839		TiVo Corp.	42,585
3,300		Tokyo Electron Ltd.	643,823
1,605	[1]	Ultra Clean Holdings, Inc.	30,912
5,408	[1]	Viavi Solutions, Inc.	52,025
3,598		Visa, Inc., Class A Shares	442,338
1,013	[1]	Xcerra Corp.	10,130
28,210		Xerox Corp.	855,327
1,900		Yokogawa Electric Corp.	38,388
1,616	[1]	Zebra Technologies Co., Class A	223,234
200,055	[1]	Zynga, Inc.	692,190
		TOTAL	41,667,698

Shares, Contracts or Principal Amount			Value in U.S. Dollars
		COMMON STOCKS—continued
		Materials—3.3%
631	[1]	AdvanSix, Inc.	$26,092
6,700		Air Water, Inc.	132,729
973		Akzo Nobel NV	94,247
337	[1]	Alcoa Corp.	15,155
6,274		Amcor Ltd.	67,441
10,907		Anglo American PLC	264,729
15,993		ArcelorMittal	544,673
21,400		Asahi Kasei Corp.	274,703
6,202		Avery Dennison Corp.	732,766
6,407		BHP Billiton PLC	130,712
5,391	[1]	Berry Global Group, Inc.	293,270
1,607		Boise Cascade Co.	64,762
4,635		Cabot Corp.	278,934
96	[1]	Cleveland-Cliffs, Inc.	675
2,550		Commercial Metals Corp.	61,965
7,954		Covestro AG	900,938
807		Croda International PLC	51,099
1,515		EMS-Chemie Holdings Ag	970,567
442	[1]	Ferro Corp.	9,454
5,107	[1,2]	Ferroglobe Representation & Warranty Insurance Trust	0
91,024		Fortescue Metals Group Ltd.	353,781
3,868	[1]	Freeport-McMoRan, Inc.	71,945
201,147		Glencore PLC	1,059,276
15,926		Grace (W.R.) & Co.	1,053,983
909		Greif, Inc., Class A	52,331
47		Innophos Holdings, Inc.	1,953
248		KMG Chemicals, Inc.	14,873
1,468		Koninklijke DSM NV	151,167
255	[1]	Koppers Holdings, Inc.	10,302
564		Kronos Worldwide, Inc.	12,098
29,400		Kuraray Co. Ltd.	511,662
923		Louisiana-Pacific Corp.	26,305
35		Materion Corp.	1,764
26,700		Mitsubishi Chemical Holdings Corp.	270,760
7,856		Mondi PLC	204,317
6,149		Monsanto Co.	758,602
1,053		Myers Industries, Inc.	19,954
17,960		Newmont Mining Corp.	686,072
2,900		Nitto Denko Corp.	238,899
11,152		Nucor Corp.	729,341
23,525		Rio Tinto PLC	1,260,099
770		Schnitzer Steel Industries, Inc., Class A	26,180
89		Sika AG	731,810
317		Stepan Co.	25,392
723		Trinseo SA	57,551
15,235		UPM - Kymmene Oyj	520,578
1,618		Voest-alpine Stahl	93,453
855		Warrior Met Coal, Inc.	26,684
		TOTAL	13,886,043

Shares, Contracts or Principal Amount			Value in U.S. Dollars
		COMMON STOCKS—continued
		Real Estate—1.8%
1,284		Alexander & Baldwin, Inc.	$28,235
7,565		American Tower Corp.	1,054,031
7,500		Ascendas REIT	14,980
19,312		Brixmor Property Group, Inc.	300,109
18,500		CK Asset Holdings Ltd.	158,895
20,500		Capitacommercial Trust	26,710
24,700		CapitaLand Ltd.	67,211
21,800		CapitaLand Mall Trust	33,161
256		CatchMark Timber Trust, Inc.	3,349
681		Chatham Lodging Trust	12,387
1,363		Cousins Properties, Inc.	11,367
1,000		Daito Trust Construction Co. Ltd.	166,059
61,338		Dexus Property Group	440,181
1,873		DiamondRock Hospitality Co.	19,254
21,852		Duke Realty Corp.	541,274
141		First Industrial Realty Trust	3,952
249	[1]	Forestar Group, Inc.	6,150
515		Four Corners Property Trust, Inc.	11,309
118,051		GPT Group/The - REIT	434,338
792		Geo Group, Inc.	16,870
759		Gladstone Commercial Corp.	12,835
153		Global Net Lease, Inc. - REIT	2,393
1,637	[1]	HFF, Inc.	74,745
1,871		InfraREIT, Inc.	34,875
9,500		Kerry Properties Ltd.	42,961
861		Liberty Property Trust	33,803
42,500		Link REIT	362,181
137	[1]	Marcus & Millichap Co., Inc.	4,288
160		National Storage Affiliates Trust	3,925
1,527		New Senior Investment Group, Inc.	12,338
196		NexPoint Residential Trust, Inc.	4,726
2,269		NorthStar Realty Europe Corp.	23,325
1,190		PotlatchDeltic Corp. REIT	60,869
2,835		Preferred Apartment Communities, Inc.	39,492
14,260		ProLogis, Inc.	865,297
1,109		RLJ Lodging Trust	21,969
103		RMR Group, Inc./The	6,468
20,044		Rayonier, Inc.	681,296
864		Re/Max Holdings, Inc.	47,779
335		Rexford Industrial Realty, Inc.	9,045
148		Ryman Hospitality Properties, Inc.	10,206
355		STAG Industrial, Inc.	8,083
360		Sabra Health Care REIT, Inc.	6,077
125,302		Scentre Group	371,696
143,543		Stockland	450,620
1,568		Sunstone Hotel Investors, Inc.	22,626
6,400		Suntec Real Estate Investment	9,492
564		Terreno Realty Corp.	18,787
101		Tier RIET, Inc.	1,877

Shares, Contracts or Principal Amount			Value in U.S. Dollars
		COMMON STOCKS—continued
		Real Estate—continued
7,807		Ventas, Inc.	$377,234
68,010		Vicinity Centres	130,310
7,289		Vornado Realty Trust	484,500
4,454		WP Carey, Inc.	266,884
2,150		Washington Prime Group, Inc.	14,083
855		Xenia Hotels & Resorts, Inc.	16,818
		TOTAL	7,883,725
		Telecommunication Services—1.5%
37,785		AT&T, Inc.	1,371,595
397	[1]	Cincinnati Bell, Inc.	6,411
264		Cogent Communications Holdings, Inc.	11,312
37	[1]	GCI Liberty, Inc. Class A	1,423
310,095		HKT Trust and HKT Ltd.	394,144
24,500		KDDI Corp.	601,840
25,200		NTT Docomo, Inc.	644,444
609	[1]	Orbcomm, Inc.	6,334
54,000		PCCW Ltd.	30,671
13,164		Rogers Communications, Inc., Class B	593,160
185		Shenandoah Telecommunications Co.	6,068
10,601	[1]	T-Mobile USA, Inc.	642,527
20,383		Tele2 AB, Class B	241,091
167,269		Telefonica Deutschland Holding AG	772,886
566		Telenor ASA	12,721
3,519		Telephone and Data System, Inc.	98,673
177,840		Telstra Corp. Ltd.	460,203
7,832		Verizon Communications	373,900
3,224	[1]	Vonage Holdings Corp.	32,724
		TOTAL	6,302,127
		Utilities—1.8%
905		American States Water Co.	48,074
4,654		Atmos Energy Corp.	374,600
64,151		AusNet Services	84,283
75,500		CLP Holdings Ltd.	760,887
23,904		CenterPoint Energy, Inc.	646,603
6,813		DTE Energy Co.	686,614
2,377		Endesa SA	49,822
40,043		Engie	625,512
292,500		HK Electric Investments Ltd.	274,082
106,300		Iberdrola SA	782,718
746		Idacorp, Inc.	60,463
2,677		NRG Yield, Inc.	41,895
6		New Jersey Resources Corp.	229
6,855		NextEra Energy, Inc.	1,042,988
34		NorthWestern Corp.	1,737
879		ONE Gas, Inc.	55,896
2,525		Orsted A/S	157,063
19,000		Osaka Gas Co.	375,173
19,259		PPL Corp.	551,770
7,954		Severn Trent	186,458

Shares, Contracts or Principal Amount			Value in U.S. Dollars
		COMMON STOCKS—continued
		Utilities—continued
520		Spire, Inc.	$35,256
28,921		Terna S.p.A	160,377
11,500		Toho Gas Co. Ltd.	336,302
11,759		UGI Corp.	506,695
741		WGL Holdings, Inc.	61,696
		TOTAL	7,907,193
		TOTAL COMMON STOCKS (IDENTIFIED COST $207,948,918)	260,940,358
		ASSET-BACKED SECURITIES—0.2%
150,000	[3]	American Express Credit Account Master Trust 2014-1, Class A, (1-month USLIBOR +0.370%), 1.958%, 12/15/2021	150,475
201,257	[3]	Chesapeake Funding II LLC 2016-2A, Class A2, (1-month USLIBOR +1.000%), 2.588%, 06/15/2028	202,052
11,766	[3]	Navient Student Loan Trust 2014-1, Class A2, (1-month USLIBOR +0.310%), 1.931%, 03/27/2023	11,768
265,000	[3]	Navistar Financial Dealer Note Master Trust 2016-1, Class A, (1-month USLIBOR +1.350%), 2.971%, 09/27/2021	266,504
171,000		PFS Financing Corp. 2016-BA, Class A, 1.870%, 10/15/2021	168,708
160,000		Santander Drive Auto Receivables Trust 2016-2, Class C, 2.660%, 11/15/2021	160,089
90,367		Sofi Consumer Loan Program Trust 2016-3, Class A, 3.050%, 12/26/2025	90,441
		TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $1,049,349)	1,050,037
		COMMERCIAL MORTGAGE-BACKED SECURITY—0.0%
		Financials—0.0%
150,543		Federal Home Loan Mortgage Corp., 2.263%, 4/25/2025 (IDENTIFIED COST $153,548)	145,666
		COLLATERALIZED MORTGAGE OBLIGATIONS—0.5%
250,000		Banc of America Commercial Mortgage Trust 2016-UBS10, Class A4, 3.170%, 7/15/2049	243,504
255,000		Bank Class A4, 3.488%, 11/15/2050	253,001
225,000		CD Commercial Mortgage Trust 2016-CD1, Class A4, 2.724%, 8/10/2049	211,948
200,000		Citigroup Commercial Mortgage Trust 2015-GC33, Class AS, 4.114%, 9/10/2058	205,114
450,000		Commercial Mortgage Trust 2015-DC1, Class AM, 3.724%, 2/10/2048	451,078
300,000		JPMDB Commercial Mortgage Securities Trust 2016-C4, Class A3, 3.1413%, 12/15/2049	291,303
50,000		WF-RBS Commercial Mortgage Trust 2012-C6, Class B, 4.697%, 4/15/2045	51,992
400,000		WF-RBS Commercial Mortgage Trust 2014-C25, Class AS, 3.984%, 11/15/2047	405,936
100,000		WF-RBS Commercial Mortgage Trust 2014-C25, Class B, 4.236%, 11/15/2047	100,441
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $2,315,814)	2,214,317
		CORPORATE BONDS—5.9%
		Basic Industry - Chemicals—0.1%
300,000		Albemarle Corp., Sr. Unsecd. Note, 5.45%, 12/01/2044	330,107
15,000		RPM International, Inc., Sr. Unsecd. Note, 6.125%, 10/15/2019	15,751
		TOTAL	345,858
		Basic Industry - Metals & Mining—0.0%
100,000		Reliance Steel & Aluminum Co., Sr. Unsecd. Note, 4.500%, 04/15/2023	104,207
		Basic Industry - Paper—0.0%
150,000	[1,2,4]	Pope & Talbot, Inc., 8.375%, 12/01/2099	0
		Capital Goods - Aerospace & Defense—0.1%
180,000		Lockheed Martin Corp., Sr. Unsecd. Note, 3.550%, 01/15/2026	180,358
90,000	[3]	Textron Financial Corp., Jr. Sub. Note, Series 144A, (3-month USLIBOR +1.735%), 3.574%, 2/15/2042	82,125
80,000		Textron, Inc., Sr. Unsecd. Note, 4.000%, 03/15/2026	80,849
		TOTAL	343,332

Shares, Contracts or Principal Amount		Value in U.S. Dollars
	CORPORATE BONDS—continued
	Capital Goods - Building Materials—0.1%
$130,000	Masco Corp., Sr. Unsecd. Note, 4.375%, 04/01/2026	$133,562
185,000	Masco Corp., Unsecd. Note, 4.450%, 4/01/2025	191,549
	TOTAL	325,111
	Capital Goods - Diversified Manufacturing—0.1%
30,000	General Electric Capital Corp., Note, Series MTNA, 6.750%, 3/15/2032	37,350
100,000	Roper Industries, Inc., Sr. Unsecd. Note, 6.250%, 09/01/2019	105,129
300,000	Valmont Industries, Inc., 5.250%, 10/01/2054	299,996
	TOTAL	442,475
	Communications - Cable & Satellite—0.1%
200,000	CCO Safari II LLC, 4.908%, 07/23/2025	206,270
20,000	Time Warner Cable, Inc., Company Guarantee, 8.250%, 04/01/2019	21,119
	TOTAL	227,389
	Communications - Media & Entertainment—0.2%
100,000	21st Century Fox America, Inc., Sr. Unsecd. Note, 5.400%, 10/01/2043	116,550
310,000	British Sky Broadcasting Group PLC, Series 144A, 3.750%, 9/16/2024	313,221
20,000	Discovery Communications LLC, Sr. Unsecd. Note, 4.9%, 03/11/2026	20,820
70,000	Grupo Televisa S.A., Sr. Unsecd. Note, 6.125%, 01/31/2046	78,275
350,000	Omnicom Group, Inc., Sr. Unsecd. Note, 3.600%, 04/15/2026	342,222
	TOTAL	871,088
	Communications - Telecom Wireless—0.3%
22,500,000	America Movil S.A.B. de C.V., Sr. Secd. Note, 6.000%, 06/09/2019	1,152,688
180,000	Crown Castle International Corp., Sr. Unsecd. Note, 3.700%, 06/15/2026	173,935
	TOTAL	1,326,623
	Communications - Telecom Wirelines—0.2%
300,000	AT&T, Inc., Sr. Unsecd. Note, 5.150%, 03/15/2042	304,302
200,000	Verizon Communications, Inc., Sr. Unsecd. Note, 4.150%, 03/15/2024	206,217
120,000	Verizon Communications, Inc., Sr. Unsecd. Note, 5.250%, 03/16/2037	127,564
	TOTAL	638,083
	Consumer Cyclical - Automotive—0.1%
275,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 3.336%, 03/18/2021	273,816
70,000	General Motors Co., Sr. Unsecd. Note, 4.000%, 4/01/2025	69,249
200,000	General Motors Financial Co., Inc., Sr. Unsecd. Note, 3.100%, 01/15/2019	200,529
	TOTAL	543,594
	Consumer Cyclical - Retailers—0.3%
100,000	Advance Auto Parts, Inc., 4.500%, 12/01/2023	103,504
300,000	AutoZone, Inc., Sr. Unsecd. Note, 3.250%, 04/15/2025	289,813
110,058	CVS Caremark Corp., Pass Thru Cert., Series 144A, 5.298%, 1/11/2027	114,697
200,000	CVS Health Corp., Sr. Unsecd. Note, 2.875%, 06/01/2026	182,671
300,000	Tiffany & Co., Sr. Unsecd. Note, 4.900%, 10/01/2044	288,906
120,000	Under Armour, Inc., Sr. Unsecd. Note, 3.250%, 06/15/2026	105,166
	TOTAL	1,084,757
	Consumer Cyclical - Services—0.1%
200,000	Alibaba Group Holding Ltd., Sr. Unsecd. Note, 2.800%, 06/06/2023	194,629
130,000	Visa, Inc., Sr. Unsecd. Note, 3.150%, 12/14/2025	127,534
	TOTAL	322,163
	Consumer Non-Cyclical - Food/Beverage—0.2%
210,000	Flowers Foods, Inc., Sr. Unsecd. Note, 3.500%, 10/01/2026	200,366
250,000	Kraft Heinz Foods Co., Sr. Unsecd. Note, 3.950%, 07/15/2025	248,113

Shares, Contracts or Principal Amount			Value in U.S. Dollars
		CORPORATE BONDS—continued
		Consumer Non-Cyclical - Food/Beverage—continued
$100,000		McCormick & Co., Inc., Sr. Unsecd. Note, 3.400%, 08/15/2027	$97,410
120,000		Mead Johnson Nutrition Co., Sr. Unsecd. Note, 4.125%, 11/15/2025	122,523
70,000		PepsiCo, Inc., Sr. Unsecd. Note, 4.450%, 04/14/2046	74,674
		TOTAL	743,086
		Consumer Non-Cyclical - Pharmaceuticals—0.0%
90,000		Gilead Sciences, Inc., Sr. Unsecd. Note, 3.650%, 3/01/2026	89,933
		Consumer Non-Cyclical - Products—0.1%
270,000		Newell Rubbermaid, Inc., Sr. Unsecd. Note, 4.200%, 04/01/2026	267,819
		Consumer Non-Cyclical - Tobacco—0.1%
24,000		Altria Group, Inc., 9.250%, 08/06/2019	26,191
200,000		Reynolds American, Inc., Sr. Unsecd. Note, 5.850%, 8/15/2045	232,485
		TOTAL	258,676
		Energy - Independent—0.1%
375,000		Canadian Natural Resources Ltd., 3.900%, 02/01/2025	373,587
225,000		Marathon Oil Corp., Sr. Unsecd. Note, 3.850%, 6/01/2025	223,333
		TOTAL	596,920
		Energy - Integrated—0.2%
135,000		BP Capital Markets PLC, 3.119%, 5/04/2026	130,789
155,000		Husky Energy, Inc., 4.000%, 04/15/2024	157,299
100,000		Husky Energy, Inc., Sr. Unsecd. Note, 3.950%, 04/15/2022	102,306
35,000		Petro-Canada, Deb., 7.000%, 11/15/2028	43,530
100,000		Petroleos Mexicanos, 6.500%, 06/02/2041	100,225
150,000		Petroleos Mexicanos, Sr. Unsecd. Note, 4.875%, 1/18/2024	152,625
		TOTAL	686,774
		Energy - Midstream—0.3%
350,000		Energy Transfer Partners LP, Sr. Unsecd. Note, 5.150%, 03/15/2045	331,123
325,000		Energy Transfer Partners LP, Sr. Unsecd. Note, 4.05%, 3/15/2025	319,867
230,000		Enterprise Products Operating LLC, Sr. Unsecd. Note, 3.950%, 02/15/2027	233,011
100,000		Kinder Morgan, Inc., 5.050%, 2/15/2046	98,405
80,000		MPLX LP, Sr. Unsecd. Note, 4.125%, 03/01/2027	79,481
55,000		ONEOK, Inc, Sr Unsecured Note, Series 0, 4.95%, 07/13/2047	56,013
100,000		Williams Partners LP, 4.900%, 1/15/2045	100,954
		TOTAL	1,218,854
		Energy - Oil Field Services—0.0%
100,000		Nabors Industries, Inc., Company Guarantee, 5.000%, 09/15/2020	100,750
100,000		Weatherford International Ltd., Sr. Unsecd. Note, 5.950%, 04/15/2042	71,750
		TOTAL	172,500
		Energy - Refining—0.1%
250,000		Marathon Petroleum Corp., Sr. Unsecd. Note, 4.750%, 9/15/2044	244,938
25,000		Valero Energy Corp., 9.375%, 03/15/2019	26,692
		TOTAL	271,630
		Financial Institution - Banking—0.9%
340,000		Associated Banc-Corp., Sub., 4.250%, 1/15/2025	342,099
250,000	[3]	Bank of America Corp., Sr. Unsecd. Note, Series MTN, (3-month USLIBOR +0.650%), 2.345%, 10/01/2021	251,942
100,000		Bank of America Corp., Sr. Unsecd. Note, Series MTN, 4.875%, 04/01/2044	110,180
355,000		Bank of America Corp., Sub. Note, Series L, 3.950%, 4/21/2025	354,787
300,000		Bank of America Corp., Sub. Note, Series MTN, 4.000%, 1/22/2025	301,605
300,000		Citigroup, Inc., Sr. Unsecd. Note, 2.700%, 03/30/2021	296,395

Shares, Contracts or Principal Amount			Value in U.S. Dollars
		CORPORATE BONDS—continued
		Financial Institution - Banking—continued
$250,000		Citigroup, Inc., Sr. Unsecd. Note, 3.300%, 04/27/2025	$243,721
150,000		Citigroup, Inc., Sub. Note, 4.450%, 09/29/2027	153,250
250,000		Compass Bank, Birmingham, Sub. Note, Series BKNT, 3.875%, 4/10/2025	244,455
330,000		Fifth Third Bancorp, Sr. Unsecd. Note, 2.875%, 7/27/2020	329,538
400,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 3.500%, 1/23/2025	393,215
5,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 5.750%, 01/24/2022	5,426
50,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 6.125%, 02/15/2033	60,354
50,000		J.P. Morgan Chase & Co., Sub. Note, 3.375%, 05/01/2023	49,594
100,000	[3]	JPMorgan Chase & Co., Series S, 6.750%, 08/01/2066	110,625
300,000	[3]	Morgan Stanley, Sr. Unsecd. Note, (3-month USLIBOR +1.140%), 2.900%, 01/27/2020	304,739
146,153	[2]	Regional Diversified Funding, Series 144A, 9.250%, 03/15/2030	87,554
80,000		Regions Financial Corp., Sr. Unsecd. Note, 3.200%, 02/08/2021	80,325
230,000		SunTrust Banks, Inc., Sr. Unsecd. Note, 2.900%, 03/03/2021	229,107
50,000	[3]	Wells Fargo & Co., Sr. Unsecd. Note, (3-month USLIBOR +1.230%), 3.002%, 10/31/2023	51,282
40,000		Wilmington Trust Corp., Sub. Note, 8.500%, 04/02/2018	40,202
		TOTAL	4,040,395
		Financial Institution - Broker/Asset Mgr/Exchange—0.1%
140,000		Invesco Finance PLC, Sr. Unsecd. Note, 3.750%, 1/15/2026	141,038
95,000		Jefferies Group LLC, Sr. Unsecd. Note, 8.500%, 07/15/2019	101,912
240,000		Stifel Financial Corp., Sr. Unsecd. Note, 3.500%, 12/01/2020	240,715
70,000		TIAA Asset Management Finance Co., LLC, Sr. Unsecd. Note, Series 144A, 4.125%, 11/01/2024	72,197
		TOTAL	555,862
		Financial Institution - Finance Companies—0.0%
210,000		AerCap Ireland Capital Ltd / AerCap Global Aviation Trust, Sr. Unsecd. Note, 3.950%, 02/01/2022	212,291
		Financial Institution - Insurance - Life—0.2%
27,000		Aflac, Inc., Sr. Unsecd. Note, 6.450%, 08/15/2040	34,227
400,000		American International Group, Inc., Unsecd. Note, 3.875%, 01/15/2035	379,269
325,000		Mass Mutual Global Funding II, Series 144A, 2.000%, 04/15/2021	316,059
10,000		MetLife, Inc., Jr. Sub. Note, 10.750%, 8/01/2039	16,025
100,000		Principal Life Global Funding II, Series 144A, 2.200%, 04/08/2020	98,798
200,000		Prudential Financial, Inc., Sr. Unsecd. Note, Series MTN, 4.600%, 05/15/2044	211,917
		TOTAL	1,056,295
		Financial Institution - Insurance - P&C—0.1%
300,000		Liberty Mutual Group, Inc., Sr. Unsecd. Note, Series 144A, 6.500%, 03/15/2035	368,950
30,000		Nationwide Mutual Insurance Co., Sub. Note, Series 144A, 9.375%, 08/15/2039	48,387
		TOTAL	417,337
		Financial Institution - REIT - Apartment—0.1%
195,000		Avalonbay Communities, Inc., Sr. Unsecd. Note, Series MTN, 3.35%, 05/15/2027	190,923
300,000		Mid-America Apartment Communities LP, Sr. Unsecd. Note, 3.750%, 06/15/2024	302,411
140,000		UDR, Inc., Sr. Unsecd. Note, Series MTN, 2.950%, 09/01/2026	130,822
		TOTAL	624,156
		Financial Institution - REIT - Healthcare—0.0%
100,000		Health Care REIT, Inc., Sr. Unsecd. Note, 4.125%, 04/01/2019	101,127
		Financial Institution - REIT - Office—0.1%
100,000		Alexandria Real Estate Equities, Inc., Sr. Unsecd. Note, 3.95%, 01/15/2028	98,227
300,000		Alexandria Real Estate Equities, Inc., Sr. Unsecd. Note, 4.500%, 07/30/2029	306,280
		TOTAL	404,507

Shares, Contracts or Principal Amount			Value in U.S. Dollars
		CORPORATE BONDS—continued
		Financial Institution - REIT - Other—0.0%
$160,000		WP Carey, Inc., Sr. Unsecd. Note, 4.600%, 04/01/2024	$165,795
		Financial Institution - REIT - Retail—0.0%
30,000		Kimco Realty Corp., Sr. Unsecd. Note, 3.400%, 11/01/2022	30,125
		Foreign-Local-Government—0.0%
50,000		Quebec, Province of, Note, Series MTNA, 7.035%, 03/10/2026	61,617
		Municipal Services—0.1%
136,548		Army Hawaii Family Housing, Series 144A, 5.524%, 6/15/2050	152,020
100,000		Camp Pendleton & Quantico Housing LLC, 5.572%, 10/01/2050	110,017
		TOTAL	262,037
		Sovereign—0.1%
30,000,000		KfW, 2.050%, 02/16/2026	327,123
		Technology—0.5%
300,000		Adobe Systems, Inc., Sr. Unsecd. Note, 3.250%, 02/01/2025	297,588
100,000		Apple, Inc., Sr. Unsecd. Note, 3.850%, 08/04/2046	96,866
270,000		Automatic Data Processing, Inc., 3.375%, 9/15/2025	270,968
320,000		Diamond 1 Finance Corp./Diamond 2 Finance Corp., Sr. Secd. Note, Series 144A, 6.02%, 06/15/2026	342,887
125,000		Equifax, Inc., Sr. Unsecd. Note, 2.300%, 06/01/2021	121,741
28,000		Fidelity National Information Services, Inc., Sr. Unsecd. Note, 3.875%, 06/05/2024	28,511
150,000		Hewlett Packard Enterprise Co., Sr. Unsecd. Note, 3.600%, 10/15/2020	151,713
300,000		Keysight Technologies, Inc., 4.550%, 10/30/2024	311,389
380,000		Molex Electronics Technologies LLC, Unsecd. Note, Series 144A, 3.900%, 4/15/2025	380,815
70,000		Total System Services, Inc., Sr. Unsecd. Note, 4.800%, 04/01/2026	73,543
		TOTAL	2,076,021
		Transportation - Railroads—0.0%
140,000		Burlington Northern Santa Fe Corp., Sr. Unsecd. Note, 4.150%, 4/01/2045	141,356
		Transportation - Services—0.2%
62,000		Enterprise Rent-A-Car USA Finance Co., Sr. Unsecd. Note, Series 144A, 3.850%, 11/15/2024	62,911
100,000		Penske Truck Leasing Co. LP & PTL Finance Corp., Series 144A, 2.500%, 06/15/2019	99,767
335,000		Penske Truck Leasing Co. LP & PTL Finance Corp., Sr. Unsecd. Note, Series 144A, 3.375%, 2/01/2022	335,069
100,000		Ryder System, Inc., Sr. Unsecd. Note, Series MTN, 2.450%, 11/15/2018	100,095
140,000		Ryder System, Inc., Sr. Unsecd. Note, Series MTN, 2.80%, 03/01/2022	137,638
		TOTAL	735,480
		Utility - Electric—0.6%
130,000		Ameren Corp., Sr. Unsecd. Note, 3.650%, 2/15/2026	129,152
120,000		Duke Energy Corp., Sr. Unsecd. Note, 2.650%, 09/01/2026	110,391
190,000		Emera US Finance LP, Sr. Unsecd. Note, 4.75%, 06/15/2046	191,373
270,000		EverSource Energy, Sr. Unsecd. Note, 3.350%, 03/15/2026	264,952
300,000		Exelon Corp., Sr. Unsecd. Note, 3.400%, 04/15/2026	292,445
100,000		Indiana Michigan Power Co., Sr. Unsecd. Note, Series K, 4.550%, 03/15/2046	107,950
300,000		National Rural Utilities Cooperative Finance Corp., 2.000%, 01/27/2020	296,408
140,000	[3]	National Rural Utilities Cooperative Finance Corp., Sr. Sub., 5.250%, 04/20/2046	149,653
200,000		NextEra Energy Capital Holdings, Inc., Sr. Unsecd. Note, 2.400%, 09/15/2019	198,919
200,000		NiSource Finance Corp., Sr. Unsecd. Note, 3.950%, 03/30/2048	190,290
400,000		Northeast Utilities, Sr. Unsecd. Note, Series H, 3.150%, 1/15/2025	391,118
40,000		Progress Energy, Inc., 7.050%, 03/15/2019	41,794
125,000		Wisconsin Electric Power Co., Sr. Unsecd. Note, 4.300%, 12/15/2045	129,669
		TOTAL	2,494,114

Shares, Contracts or Principal Amount		Value in U.S. Dollars
	CORPORATE BONDS—continued
	Utility - Natural Gas—0.1%
$200,000	Sempra Energy, Sr. Unsecd. Note, 2.850%, 11/15/2020	$200,323
300,000	Sempra Energy, Sr. Unsecd. Note, 3.550%, 06/15/2024	299,930
	TOTAL	500,253
	TOTAL CORPORATE BONDS (IDENTIFIED COST $25,226,914)	25,086,763
	MORTGAGE-BACKED SECURITIES—0.0%
1,869	Federal Home Loan Mortgage Corp. Pool C00592, 7.000%, 3/1/2028	2,105
1,196	Federal Home Loan Mortgage Corp. Pool C00896, 7.500%, 12/1/2029	1,367
1,230	Federal Home Loan Mortgage Corp. Pool C17281, 6.500%, 11/1/2028	1,363
1,869	Federal Home Loan Mortgage Corp. Pool C19588, 6.500%, 12/1/2028	2,084
943	Federal Home Loan Mortgage Corp. Pool C25621, 6.500%, 5/1/2029	1,055
2,124	Federal Home Loan Mortgage Corp. Pool C76361, 6.000%, 2/1/2033	2,365
1,032	Federal Home Loan Mortgage Corp. Pool E01545, 5.000%, 15 Year, 1/1/2019	1,043
205	Federal Home Loan Mortgage Corp. Pool E99510, 5.500%, 9/1/2018	206
2,669	Federal Home Loan Mortgage Corp. Pool G01444, 6.500%, 8/1/2032	2,992
1,969	Federal National Mortgage Association Pool 251697, 6.500%, 30 Year, 5/1/2028	2,187
7,557	Federal National Mortgage Association Pool 252334, 6.500%, 30 Year, 2/1/2029	8,286
152	Federal National Mortgage Association Pool 254720, 4.500%, 5/1/2018	152
368	Federal National Mortgage Association Pool 254802, 4.500%, 7/1/2018	368
4,671	Federal National Mortgage Association Pool 254905, 6.000%, 10/1/2033	5,199
7,316	Federal National Mortgage Association Pool 255075, 5.500%, 2/1/2024	7,948
1,494	Federal National Mortgage Association Pool 255079, 5.000%, 2/1/2019	1,508
711	Federal National Mortgage Association Pool 303168, 9.500%, 30 Year, 2/1/2025	812
335	Federal National Mortgage Association Pool 323159, 7.500%, 4/1/2028	379
3,203	Federal National Mortgage Association Pool 323640, 7.500%, 4/1/2029	3,616
319	Federal National Mortgage Association Pool 428865, 7.000%, 6/1/2028	325
7,055	Federal National Mortgage Association Pool 545993, 6.000%, 11/1/2032	7,882
2,916	Federal National Mortgage Association Pool 555272, 6.000%, 3/1/2033	3,256
2,208	Federal National Mortgage Association Pool 713974, 5.500%, 7/1/2033	2,429
5,329	Federal National Mortgage Association Pool 721502, 5.000%, 7/1/2033	5,727
6,988	Government National Mortgage Association Pool 2796, 7.000%, 8/20/2029	7,962
3,789	Government National Mortgage Association Pool 3040, 7.000%, 2/20/2031	4,336
9,494	Government National Mortgage Association Pool 3188, 6.500%, 1/20/2032	10,766
13,616	Government National Mortgage Association Pool 3239, 6.500%, 5/20/2032	15,422
381	Government National Mortgage Association Pool 352214, 7.000%, 4/15/2023	413
2,022	Government National Mortgage Association Pool 451522, 7.500%, 30 Year, 10/15/2027	2,323
1,334	Government National Mortgage Association Pool 462556, 6.500%, 2/15/2028	1,469
333	Government National Mortgage Association Pool 462739, 7.500%, 5/15/2028	382
183	Government National Mortgage Association Pool 464835, 6.500%, 9/15/2028	206
3,601	Government National Mortgage Association Pool 469699, 7.000%, 11/15/2028	4,078
3,088	Government National Mortgage Association Pool 486760, 6.500%, 12/15/2028	3,453
350	Government National Mortgage Association Pool 780339, 8.000%, 30 Year, 12/15/2023	385
3,540	Government National Mortgage Association Pool 780453, 7.500%, 30 Year, 12/15/2025	3,972
3,012	Government National Mortgage Association Pool 780584, 7.000%, 30 Year, 6/15/2027	3,361
	TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $111,364)	123,182
	FOREIGN GOVERNMENTS/AGENCIES—5.5%
	Sovereign—5.5%
700,000	Australia, Government of, Sr. Unsecd. Note, Series 148, 2.750%, 11/21/2027	541,712

Shares, Contracts or Principal Amount		Value in U.S. Dollars
	FOREIGN GOVERNMENTS/AGENCIES—continued
	Sovereign—continued
$390,000	Belgium, Government of, Series 68, 2.250%, 6/22/2023	$529,177
680,000	Belgium, Government of, Series 74, 0.800%, 6/22/2025	846,053
200,000	Canada, Government of, Bond, 3.250%, 6/01/2021	162,380
480,000	Canada, Government of, Series WL43, 5.750%, 06/01/2029	502,103
936,000	France, Government of, 0.500%, 05/25/2025	1,142,763
620,000	France, Government of, 3.250%, 10/25/2021	850,996
350,000	France, Government of, Bond, 4.500%, 04/25/2041	677,115
300,000	Germany, Government of, Bond, Series 03, 4.750%, 7/04/2034	573,745
540,000	Germany, Government of, Unsecd. Note, 1.000%, 08/15/2025	690,054
200,000	Italy, Government of, 2.500%, 5/01/2019	252,069
1,000,000	Italy, Government of, 3.750%, 5/01/2021	1,353,005
220,000	Italy, Government of, 4.250%, 3/01/2020	291,713
1,280,000	Italy, Government of, Sr. Unsecd. Note, 0.650%, 10/15/2023	1,524,890
500,000	Italy, Government of, Unsecd. Note, 1.600%, 06/01/2026	601,770
58,000	Italy, Government of, Unsecd. Note, 3.250%, 9/01/2046	74,555
100,000,000	Japan, Government of, Series 313, 1.300%, 3/20/2021	978,574
100,000,000	Japan, Government of, Series 65, 1.900%, 12/20/2023	1,045,307
142,000,000	Japan, Government of, Sr. Unsecd. Note, Series 114, 2.100%, 12/20/2029	1,634,740
185,000,000	Japan, Government of, Sr. Unsecd. Note, Series 153, 1.300%, 06/20/2035	1,986,043
110,000,000	Japan, Government of, Sr. Unsecd. Note, Series 44, 1.700%, 9/20/2044	1,277,503
30,000	Mexico, Government of, Series MTNA, 6.750%, 09/27/2034	37,365
350,000	Netherlands, Government of, 1.750%, 7/15/2023	464,498
255,000	Queensland Treasury Corp., Sr. Unsecd. Note, 4.000%, 06/21/2019	203,264
535,000	Spain, Government of, 2.750%, 4/30/2019	676,431
260,000	Spain, Government of, Sr. Unsecd. Note, 1.950%, 7/30/2030	323,181
880,000	Spain, Government of, Sr. Unsecd. Note, 2.750%, 10/31/2024	1,204,053
400,000	Spain, Government of, Sr. Unsub., 4.000%, 4/30/2020	531,853
170,000	United Kingdom, Government of, 2.750%, 9/07/2024	256,233
310,000	United Kingdom, Government of, 3.250%, 1/22/2044	541,087
550,000	United Kingdom, Government of, 4.250%, 12/07/2027	945,221
330,000	United Kingdom, Government of, Unsecd. Note, 4.250%, 6/07/2032	596,456
	TOTAL FOREIGN GOVERNMENTS/AGENCIES (IDENTIFIED COST $21,447,715)	23,315,909
	MUNICIPAL BOND—0.1%
	Ohio—0.1%
200,000	Ohio State, UT GO Infrastructure Improvement Refunding Bonds (Series 2017B), 5.000%, 09/01/2028 (IDENTIFIED COST $251,601)	242,824
	U.S. TREASURIES—1.0%
218,206	U.S. Treasury Inflation-Protected Bond, 0.750%, 2/15/2042	208,567
606,036	U.S. Treasury Inflation-Protected Bond, 1.750%, 1/15/2028	662,877
1,052,730	U.S. Treasury Inflation-Protected Note, 0.125%, 4/15/2020	1,049,223
312,054	U.S. Treasury Inflation-Protected Note, 0.125%, 4/15/2021	309,167
25,343	U.S. Treasury Inflation-Protected Note, 0.125%, 4/15/2022	24,940
604,686	U.S. Treasury Inflation-Protected Note, 0.375%, 7/15/2027	585,887
199,890	U.S. Treasury Inflation-Protected Note, 0.500%, 1/15/2028	195,085
81,000	United States Treasury Bond, 2.500%, 5/15/2046	71,411
275,000	United States Treasury Bond, 2.750%, 8/15/2047	254,828
3,000	United States Treasury Bond, 3.000%, 11/15/2045	2,930
100,000	United States Treasury Bond, 4.375%, 2/15/2038	120,350

Shares, Contracts or Principal Amount		Value in U.S. Dollars
	U.S. TREASURIES—continued
$835,000	United States Treasury Note, 1.500%, 4/15/2020	$821,252
30,000	United States Treasury Note, 2.500%, 1/31/2025	29,437
	TOTAL U.S. TREASURIES (IDENTIFIED COST $4,388,674)	4,335,954
	EXCHANGE-TRADED FUNDS—10.1%
617,648	iShares Core MSCI Emerging Markets ETF	35,780,349
25,583	iShares S&P 500 Index Fund	6,992,857
	TOTAL EXCHANGE-TRADED FUNDS (IDENTIFIED COST $34,919,774)	42,773,206
	INVESTMENT COMPANIES—12.6%
2,598,248	Emerging Markets Core Fund	25,748,635
210,853	Federated Bank Loan Core Fund	2,133,834
5,892,898	Federated Institutional Prime Value Obligations Fund, Institutional Shares, 1.55%[5]	5,892,898
1,255,165	Federated Mortgage Core Portfolio	12,037,029
503,706	Federated Project and Trade Finance Core Fund	4,568,616
527,612	High Yield Bond Portfolio	3,329,233
	TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $53,615,667)	53,710,245
	TOTAL INVESTMENT IN SECURITIES-97.2% (IDENTIFIED COST $351,429,338)	413,938,461
	OTHER ASSETS AND LIABILITIES-NET-2.8%[6]	11,748,536
	TOTAL NET ASSETS-100%	$425,686,997
At February 28, 2018, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Value and Unrealized Appreciation (Depreciation)
[1]Amsterdam Index Long Futures	175	$22,859,449	March 2018	$532,628
[1]Australia 10-Year Bond Long Futures	124	$12,307,827	March 2018	$47,591
1CAC 40 10-Year Euro Short Futures	404	$26,216,291	March 2018	$(177,676)
[1]Canada 10-Year Bond Long Futures	4	$410,474	June 2018	$810
1DAX Index Long Futures	8	$3,033,531	March 2018	$(141,440)
[1]Euro BTP Short Futures	30	$5,008,711	March 2018	$(44,898)
[1]Euro Bund Long Futures	22	$4,279,370	March 2018	38,164
1FTSE 100 Index Short Futures	381	$37,901,993	March 2018	$1,122,980
1FTSE JSE Top 40 Short Futures	156	$6,787,877	March 2018	$148,110
1FTSE/MIB Index Long Futures	127	$17,509,772	March 2018	$79,525
[1]Hang Seng Index Long Futures	4	$785,392	March 2018	$(14,051)
1IBEX 35 Index Short Futures	94	$11,278,092	March 2018	(5,723)
[1]Japan 10-Year Bond Short Futures	23	$32,535,639	March 2018	$(66,538)
1KOSPI2 Index Short Futures	7	$505,737	March 2018	$(12,773)
[1]Long GILT Short Futures	68	$11,334,972	June 2018	$(19,118)
1MSCI Singapore IX ETS Short Futures	311	$9,405,711	March 2018	$4,559
1MSCI Taiwan Index Long Futures	29	$1,154,490	March 2018	$435
1OMXS 30 Index Long Futures	616	$11,686,629	March 2018	$66,147
1S&P 500 E-Mini Long Futures	37	$5,021,640	March 2018	$(108,036)
1S&P/TSX 60 IX Long Futures	141	$20,057,777	March 2018	$572,829
1SPI 200 Short Futures	41	$4,777,503	March 2018	$(92,602)
[1]Swiss Market Index Long Futures	63	$5,886,404	March 2018	$51,560
1TOPIX Index Long Futures	55	$9,113,829	March 2018	$(307,491)

Description	Number of Contracts	Notional Value	Expiration Date	Value and Unrealized Appreciation (Depreciation)
[1]United States Treasury Long Bond Long Futures	5	$717,188	June 2018	$4,926
[1]United States Treasury Notes 10-Year Long Futures	217	$26,050,172	June 2018	$50,285
[1]United States Treasury Notes 10-Year Ultra Short Futures	15	$1,920,937	June 2018	$(7,999)
[1]United States Treasury Notes 2-Year Long Futures	18	$3,824,438	June 2018	$(1,919)
[1]United States Treasury Notes 5-Year Long Futures	54	$6,152,203	June 2018	$(11,442)
[1]United States Treasury Ultra Bond Long Futures	4	$623,500	June 2018	$8,241
NET UNREALIZED APPRECIATION ON FUTURES CONTRACTS				$1,717,084
The average notional value of long and short futures contracts held by the Fund throughout the period was $148,798,298 and $151,102,634, respectively. This is based on the amounts held as of each month-end throughout the three-month fiscal period.
At February 28, 2018, the Fund had the following outstanding foreign exchange contracts:
Settlement Date	Counterparty	Currency Units to Deliver/Receive	In Exchange For	Unrealized Appreciation (Depreciation)
Contracts Purchased:
3/2/2018	JPMorgan Chase Bank	3,161,000 AUD	$2,496,515	$(41,366)
3/2/2018	Citibank N.A.	2,887,000 CAD	$2,279,116	$(29,244)
3/2/2018	Citibank N.A.	1,577,000 CHF	$1,687,768	$(17,925)
3/2/2018	Credit Agricole CIB	15,878,000 EUR	$19,614,538	$(243,375)
3/2/2018	Citibank N.A.	2,426,000 GBP	$3,404,589	$(64,716)
3/2/2018	Citibank N.A.	1,414,056,000 JPY	$13,202,160	$51,095
3/2/2018	Citibank N.A.	72,169,000 MXN	$3,879,029	$(50,567)
3/2/2018	JPMorgan Chase Bank	3,248,000 NZD	$2,376,243	$(33,785)
3/2/2018	JPMorgan Chase Bank	28,670,000 SEK	$3,520,854	$(61,343)
3/2/2018	Goldman Sachs	18,499,000 SGD	$14,032,979	$(68,835)
3/9/2018	JPMorgan Chase	1,914,000 AUD	$1,501,968	$(15,363)
3/9/2018	Credit Agricole CIB	562,000 CHF	$601,324	$(5,928)
3/9/2018	Bank of America N.A.	16,023,000 EUR	$19,758,106	$(201,550)
3/9/2018	Credit Agricole CIB	716,029,000 JPY	6,709,700	$3,731
3/9/2018	Credit Agricole CIB	10,293,000 SGD	$7,819,183	$(48,652)
3/19/2018	Citibank N.A.	539,970,000 KRW	$496,615	$2,105
3/19/2018	Citibank N.A.	2,561,760,000 KRW	$2,411,522	$(45,463)
3/19/2018	Citibank N.A.	9,500,920,000 KRW	$8,857,015	$(81,899)
3/19/2018	Citibank N.A.	9,738,477,000 KRW	$9,081,266	$(86,741)
3/19/2018	Citibank N.A.	12,635,416,000 KRW	$11,628,397	$41,761
4/3/2018	Citibank N.A.	3,827,445 BRL	$1,175,000	$(70)
4/4/2018	BNP Paribas SA	1,988,750 BRL	$500,000 EUR	$(1,137)
5/7/2018	JPMorgan Chase	3,742,710 CAD	$3,000,000	$(79,608)
5/7/2018	JPMorgan Chase	850,000 EUR	$8,482,347 SEK	$13,435
5/7/2018	JPMorgan Chase	600,000 EUR	$750,480	$(14,837)
5/7/2018	Bank of America N.A.	280,466,432 JPY	$2,560,000	$80,716
5/7/2018	Bank of New York Mellon	7,824,964 NOK	$1,000,000	$(6,981)
5/7/2018	Bank of America N.A.	2,100,000 NZD	$12,053,788 NOK	$15,832
5/7/2018	State Street Bank & Trust Co.	787,200 NZD	$568,567	$(1,093)
5/7/2018	JPMorgan Chase	1,574,400 NZD	$1,140,676	$(5,727)
5/7/2018	Bank of New York Mellon	1,738,400 NZD	$1,270,277	$(17,105)
5/7/2018	JPMorgan Chase	1,800,000 NZD	$1,335,438	$(37,860)
5/7/2018	BNP Paribas SA	1,669,402 PLN	$500,000	$(11,637)
5/8/2018	State Street Bank & Trust Co.	470,000 GBP	$654,580	$(5,585)
5/8/2018	Bank of America N.A.	500,000 GBP	$704,587	$(14,166)

Settlement Date	Counterparty	Currency Units to Deliver/Receive	In Exchange For	Unrealized Appreciation (Depreciation)
Contracts Sold:
3/2/2018	JPMorgan Chase	3,161,000 AUD	$2,480,551	$25,402
3/2/2018	Citibank N.A.	2,887,000 CAD	$2,292,102	$42,230
3/2/2018	Credit Agricole CIB	1,577,000 CHF	$1,686,478	$16,634
3/2/2018	Bank of America N.A.	15,878,000 EUR	$19,570,762	$199,599
3/2/2018	Bank of New York Mellon	2,426,000 GBP	$3,395,849	$55,977
3/2/2018	Credit Agricole CIB	1,414,056,000 JPY	$13,245,719	$(7,536)
3/2/2018	Goldman Sachs	72,169,000 MXN	$3,869,339	$40,877
3/2/2018	Bank of New York Mellon	3,248,000 NZD	$2,391,087	$48,629
3/2/2018	Citibank N.A.	28,670,000 SEK	$3,552,065	$92,554
3/2/2018	Credit Agricole CIB	18,499,000 SGD	$14,052,271	$88,127
3/9/2018	Citibank N.A.	4,178,000 CAD	$3,298,571	$42,297
3/9/2018	Citibank N.A.	1,647,000 GBP	$2,311,922	$44,020
3/9/2018	Citibank N.A.	144,773,000 MXN	$7,772,607	$101,437
3/9/2018	JPMorgan Chase	16,324,000 NZD	$11,941,603	$169,878
3/9/2018	JPMorgan Chase	62,897,000 SEK	$7,727,582	$134,600
3/19/2018	Citibank N.A.	1,064,900,000 KRW	$1,000,113	16,564
3/19/2018	State Street Bank & Trust Co.	3,931,452,000 KRW	$3,622,323	$(8,793)
3/19/2018	Citibank N.A.	5,116,800,000 KRW	$4,783,442	$57,530
3/19/2018	Citibank N.A.	6,327,000,000 KRW	$5,805,168	$(38,493)
3/19/2018	Citibank N.A.	10,812,058,000 KRW	$10,089,357	$103,266
3/19/2018	Citibank N.A.	11,901,792,000 KRW	$11,142,957	$150,379
4/3/2018	Citibank N.A.	3,827,445 BRL	$1,174,784	$(147)
5/7/2018	State Street Bank & Trust Co.	711,699 CAD	$566,667	$11,336
5/7/2018	JPMorgan Chase	1,463,632 CAD	$1,166,667	$24,612
5/7/2018	JPMorgan Chase	1,599,624 CAD	$1,266,667	$18,500
5/7/2018	State Street Bank & Trust Co.	850,000 EUR	$8,407,366 SEK	$(22,529)
5/7/2018	Bank of America N.A.	1,240,556 EUR	$1,548,089	$27,080
5/7/2018	Citibank N.A.	42,265,132 JPY	$400,000	$2,055
5/7/2018	Bank of New York Mellon	47,962,395 JPY	$450,000	$(1,587)
5/7/2018	Goldman Sachs	87,080,240 JPY	$800,000	$(19,899)
5/7/2018	Barclays Bank PLC Wholesale	22,689,084 MXN	$1,200,000	$9,025
5/7/2018	Goldman Sachs	7,794,642 NOK	$1,000,000	10,829
5/7/2018	Bank of New York Mellon	1,800,000 NZD	$1,327,595	30,017
5/7/2018	Bank of America N.A.	4,100,000 NZD	$2,995,280	39,685
5/7/2018	Citibank N.A.	1,686,858 PLN	$500,000	6,530
5/8/2018	JPMorgan Chase	260,000 GBP	$365,142	6,124
NET UNREALIZED APPRECIATION ON FOREIGN EXCHANGE CONTRACTS				$432,926
The average value at settlement date payable and receivable of foreign exchange contracts purchased and sold by the Fund throughout the period was $2,366,319 and $2,577,878, respectively. This is based on the contracts held as of each month-end throughout the three-month fiscal period.
The average market value of purchased put options held by the Fund throughout the period was $458. This is based on amounts held as of each month-end throughout the three-month fiscal period.
Net Unrealized Appreciation/(Depreciation) on Futures Contracts and Foreign Exchange Contracts is included in “Other Assets and Liabilities—Net”.
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting shares. Transactions with affiliated companies during the period ended February 28, 2018, were as follows:
Affiliates	Balance of Shares Held 11/30/2017	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 2/28/2018	Value	Change in Unrealized Appreciation (Depreciation)	Net Realized Gain (Loss)	Dividend Income
Financials

Affiliates	Balance of Shares Held 11/30/2017	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 2/28/2018	Value	Change in Unrealized Appreciation (Depreciation)	Net Realized Gain (Loss)	Dividend Income
Hamilton Lane, Inc.	—	288	—	288	$10,063	$(333)	$—	$26
Health Care
Corcept Therapeutics, Inc.	493	27	(13)	507	$7,701	$ (1,511)	$113	$—
[2]Dyax Corp., CVR	1,200	—	—	1,200	$2,892	$12	$—	$—
TOTAL OF AFFILIATED TRANSACTIONS	1,693	315	(13)	1,995	$20,656	$(1,832)	$113	$26
Affiliated fund holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. Transactions with affiliated fund holdings during the period ended February 28, 2018, were as follows:
Affiliates	Balance of Shares Held 11/30/2017	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 2/28/2018	Value	Change in Unrealized Appreciation (Depreciation)	Net Realized Gain (Loss)	Dividend Income	Gain Distribution Received
Emerging Markets Core Fund	3,335,878	53,507	(791,137)	2,598,248	$25,748,635	$(386,140)	$(369,918)	$522,014	$16,805
Federated Bank Loan Core Fund	275,758	3,158	(68,063)	210,853	$2,133,834	$7,616	$3,459	$31,916	$—
Federated Institutional Prime Value ObligationsFund, Institutional Shares	—	31,426,612	(25,533,714)	5,892,898	$5,892,898	$524	$671	$14,085	$—
Federated Mortgage Core Portfolio	1,488,261	253,593	(486,689)	1,255,165	$12,037,029	$(152,444)	$(67,386.72)	$85,705	$—
Federated Project and Trade Finance Core Fund	498,315	5,391	—	503,706	$4,568,616	$(14,931)	$—	$48,883	$—
High Yield Bond Portfolio	761,390	9,412	(243,190)	527,612	$3,329,233	$(158,896)	$107,233	$59,960	$—
TOTAL OF AFFILI-ATED TRANSACTIONS	6,359,602	31,751,673	(27,122,793)	10,988,482	53,710,245	$(704,271)	$(325,942)	$762,563	$16,805
1	Non-income-producing security.
2	Market quotations and price evaluations are not available. Fair value determined using significant unobservable inputs in accordance with procedures established by and under the general supervision of the Fund's Board of Trustees (the “Trustees”).
3	Floating/variable note with current rate and current maturity or next reset date shown. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
4	Issuer in default.
5	7-day net yield.
6	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at February 28, 2018.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.

Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Global Investment Management Corp. (the “Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of February 28, 2018, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Equity Securities:
Common Stocks
Domestic	$146,166,092	$—	$2,892	$146,168,984
International	12,679,698	102,091,676	—	114,771,374
Debt Securities:
Asset-Backed Securities	—	1,050,037	—	1,050,037
Commercial Mortgage-Backed Securities	—	145,666	—	145,666
Collateralized Mortgage Obligations	—	2,214,317	—	2,214,317
Corporate Bonds	—	24,999,209	87,554	25,086,763
Mortgage-Backed Securities	—	123,182	—	123,182
Foreign Governments/Agencies	—	23,315,909	—	23,315,909
Municipal Bond	—	242,824	—	242,824
U.S. Treasuries	—	4,335,954	—	4,335,954
Exchange-Traded Funds	42,773,206	—	—	42,773,206
Investment Companies[1]	5,892,898	—	—	53,710,245
TOTAL SECURITIES	$207,511,894	$158,518,774	$90,446	$413,938,461
Other Financial Instruments
Assets
Futures Contracts	$2,728,790	$—	$—	$2,728,790
Foreign-Exchange Contracts	—	1,824,468	—	1,824,468
Liabilities
Futures	(1,011,706)	—	—	(1,011,706)
Foreign-Exchange Contracts	—	(1,391,542)	—	(1,391,542)
TOTAL OTHER FINANCIAL INSTRUMENTS	$1,717,084	$432,926	$—	$2,150,010
1	As permitted by U.S. generally accepted accounting principles, Investment Companies valued at $47,817,347 are measured at fair value using the NAV per share practical expedient and have not been categorized in the chart above but are included in the Total column. The price of shares redeemed in Emerging Markets Core Fund, Federated Bank Loan Core Fund, Federated Mortgage Core Portfolio and High Yield Bond Portfolio is the next determined NAV after receipt of a shareholder redemption request. The price of shares redeemed of Federated Project and Trade Finance Core Fund may be determined as of the closing NAV of the fund up to twenty-four days after receipt of a shareholder redemption request.

The following acronyms are used throughout this portfolio:
AUD	—Australian Dollar
BKNT	—Bank Notes
BRL	—Brazilian Real
CAD	—Canadian Dollar
CHF	—Swiss Franc
CVR	—Contingent Value Right
ETF	—Exchange-Traded Fund
EUR	—Euro
GBP	—British Pound
GDR	—Global Depository Receipt
GO	—General Obligation
JPY	—Japanese Yen
KRW	—South Korean Won
LIBOR	—London Interbank Offered Rate
MTN	—Medium Term Note
MXN	—Mexican Peso
NOK	—Norwegian Krone
NZD	—New Zealand Dollar
PLN	—Polish Zloty
REIT	—Real Estate Investment Trust
SEK	—Swedish Krona
SGD	—Singapore Dollar
UT	—Unlimited Tax

Item 2.	Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated Global Allocation Fund

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date April 24, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue

Principal Executive Officer

Date April 24, 2018

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date April 24, 2018